Inventories - Summary of Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Raw materials and consumables	£ 2,750	£ 3,049
Finished goods and work in progress	3,258	2,877
Goods purchased for resale	86	103
Inventories	£ 6,094	£ 6,029